Schedule of Stock Warrants Outstanding and Exercisable (Details) - $ / shares				1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 01, 2022	Dec. 01, 2021	Mar. 01, 2021	Dec. 31, 2021	Mar. 31, 2023	Oct. 31, 2021	Dec. 31, 2022	Sep. 30, 2022	Mar. 30, 2022
Class of warrant exercise price per share	$ 2.75					$ 1.50
Warrant outstanding	250,000				21,948,266	2,933,340	21,948,266	166,660	600,000
Warrant Exercisable					21,948,266
Remaining Contractual Life (in years)	5 years	5 years				5 years
Warrant Exercisable							21,948,266
Warrant One [Member]
Class of warrant exercise price per share					$ 0.175		$ 0.50
Warrant outstanding					14,285,714		6,318,552
Remaining Contractual Life (in years)					1 year 8 months 12 days
Warrant Exercisable					14,285,714
Remaining Contractual Life (in years)							3 years 10 months 24 days
Warrant Exercisable							6,318,552
Warrant Two [Member]
Class of warrant exercise price per share					$ 0.50		$ 1.00
Warrant outstanding					6,318,552		300,000
Remaining Contractual Life (in years)					3 years 8 months 12 days
Warrant Exercisable					6,318,552
Remaining Contractual Life (in years)							1 year 2 months 12 days
Warrant Exercisable							300,000
Warrant Three [Member]
Class of warrant exercise price per share					$ 1.00		$ 1.50
Warrant outstanding					300,000		400,000
Remaining Contractual Life (in years)					1 year
Warrant Exercisable					300,000
Remaining Contractual Life (in years)							4 years
Warrant Exercisable							400,000
Warrant Four [Member]
Class of warrant exercise price per share					$ 1.50		$ 1.53
Warrant outstanding					400,000		180,000
Remaining Contractual Life (in years)					3 years 9 months 18 days
Warrant Exercisable					400,000
Remaining Contractual Life (in years)							1 year 8 months 12 days
Warrant Exercisable							180,000
Warrant Five [Member]
Class of warrant exercise price per share					$ 1.53		$ 2.50
Warrant outstanding					180,000		250,000
Remaining Contractual Life (in years)					1 year 4 months 24 days
Warrant Exercisable					180,000
Remaining Contractual Life (in years)							4 years
Warrant Exercisable							250,000
Warrant Six [Member]
Class of warrant exercise price per share					$ 2.50		$ 2.75
Warrant outstanding					250,000		250,000
Remaining Contractual Life (in years)					3 years 9 months 18 days
Warrant Exercisable					250,000
Remaining Contractual Life (in years)							4 years
Warrant Exercisable							250,000
Warrant Seven [Member]
Class of warrant exercise price per share					$ 2.75
Warrant outstanding					250,000
Remaining Contractual Life (in years)					3 years 9 months 18 days
Warrant Exercisable					250,000
Warrant [Member]
Class of warrant exercise price per share	$ 2.50		$ 0.50	$ 2.75			$ 0.175
Warrant outstanding	250,000		100,000	1,750,936			14,285,714
Remaining Contractual Life (in years)					2 years 3 months 18 days
Remaining Contractual Life (in years)	5 years		5 years	5 years			1 year 10 months 24 days
Warrant Exercisable							14,285,714